Net Loss per Share - Schedule of loss per share and weighted average of common stock outstanding (Detail) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Jan. 13, 2023 [1]	Dec. 31, 2025		Dec. 31, 2024
Numerator [Abstract]
Net loss attributable to common stockholders - basic		$ (6,182)		$ (11,652)
Net loss attributable to common stockholders - diluted		$ (6,182)		$ (11,652)
Denominator [Abstract]
Weighted average common and preferred stock outstanding - basic		7,147,534		2,769,234
Weighted average common and preferred stock outstanding - diluted		7,147,534		2,769,234
Earnings per share, basic	$ (4.21)	$ (0.86)	[1]	$ (4.21)
Earnings per share, diluted	$ (4.21)	$ (0.86)	[1]	$ (4.21)

[1]	On February 23, 2026, the Company effected a 1-for-7 reverse stock split (the “Reverse Stock Split”) of each class of its issued and outstanding shares of common stock, in each case with a par value of $0.0001 per share. As a result of the Reverse Stock Split, the number of issued and outstanding shares of common stock was reduced from 35,495,968 shares of Class A common stock and 37,846,102 shares of Class M common stock to 5,070,852 shares of Class A common stock and 5,406,586 shares of Class M common stock, retroactively adjusted for all periods presented. See Note 2(r) for further discussion of the calculation of weighted-average common shares outstanding.